Change Healthcare Joint Development Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 07, 2021	Jul. 31, 2020	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted				2,084,046	1,635,115
Aggregate value of shares				$ 3,869
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated fair value of common stock				$ 9.55	$ 3.35
Joint Development Agreement and Data Licensing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative royalty payments			$ 2,500	$ 2,500
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement term (in years)			5 years
License agreement renewal term (in years)			5 years
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings | Restricted shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted			251,211
Estimated fair value of common stock			$ 15.40
Aggregate value of shares			$ 3,869
Vested shares		75,363	150,727
Non-vested shares			100,484	100,484
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings | Restricted shares | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vested shares	25,121
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings | Other Assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized equity cost			$ 3,005	$ 3,005